Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (shares in millions):

	Year Ended December 31,
	2013	2012	2011(a)
Net income (loss) for basic EPS	$16	$290	$(29)
Convertible debt interest, net of tax	—	4	—
Net income (loss) for diluted EPS	$16	$294	$(29)

Basic weighted average shares outstanding	107.6	106.6	105.2
Options, warrants and non-vested stock	3.8	2.5	—
Convertible debt	—	12.5	—
Diluted weighted average shares outstanding	111.4	121.6	105.2

Earnings (loss) per share:
Basic	$0.15	$2.72	$(0.28)
Diluted	$0.15	$2.42	$(0.28)
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(a)
As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.

Outstanding Common Stock Equivalents That Were Anti-Dilutive
The following table summarizes the Company’s outstanding common stock equivalents that were anti-dilutive and therefore excluded from the computation of diluted EPS (shares in millions):

	As of December 31,
	2013	2012	2011
Options (a)	—	0.2	3.4
Warrants (b)	—	7.9	21.2
Shares underlying convertible debt	4.0	—	21.2
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(a)	The weighted average exercise price for anti-dilutive options for 2012 and 2011 was $17.12 and $7.90, respectively.

(b)	Represents all outstanding warrants for 2012 and 2011. The exercise price for the warrants was $22.50.